Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 25, 2011
Registrant Name	dei_EntityRegistrantName	TURNER FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001006783
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 25, 2011
TURNER NEW ENTERPRISE FUND (Prospectus Summary) | TURNER NEW ENTERPRISE FUND | TURNER NEW ENTERPRISE FUND - Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBTBX

TURNER NEW ENTERPRISE FUND (Prospectus Summary) | TURNER NEW ENTERPRISE FUND
TURNER NEW ENTERPRISE FUND
                       Supplement dated February 25, 2011

                    to the Prospectus dated January 31, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE
PROSPECTUS.

Effective immediately, the name of the Turner New Enterprise Fund is changed to the Turner All Cap Growth Fund.  In accordance with this change, all references in the Prospectus to the Turner New Enterprise Fund are hereby deleted and replaced with the Turner All Cap Growth Fund.

Effective immediately, the Russell 3000 Growth Index is added as a secondary performance benchmark to the Turner All Cap Growth Fund.  The Russell 3000
Growth Index measures the performance of those Russell 3000 Companies with higher price-to-book ratios and higher forecasted growth values.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-FS-06-02)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
TURNER NEW ENTERPRISE FUND (Prospectus Summary) | TURNER NEW ENTERPRISE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TURNER NEW ENTERPRISE FUND
Risk/Return, Supplement Text Block	ck0001006783_SupplementTextBlock
                       Supplement dated February 25, 2011

                    to the Prospectus dated January 31, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE
PROSPECTUS.

Effective immediately, the name of the Turner New Enterprise Fund is changed to the Turner All Cap Growth Fund.  In accordance with this change, all references in the Prospectus to the Turner New Enterprise Fund are hereby deleted and replaced with the Turner All Cap Growth Fund.

Effective immediately, the Russell 3000 Growth Index is added as a secondary performance benchmark to the Turner All Cap Growth Fund.  The Russell 3000
Growth Index measures the performance of those Russell 3000 Companies with higher price-to-book ratios and higher forecasted growth values.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-FS-06-02)